Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	$ 1,906,000,000	$ 160,000,000	$ 295,000,000	$ 134,000,000
Allowance for Doubtful Accounts	96,000,000	82,000,000
Capitalized internal costs	46,500,000,000	48,159,000,000
Impairment of operations	995,000,000	1,926,000,000	109,000,000
Seismic costs		15,000,000	49,000,000
Write-down of the carrying value of Oil and Gas properties	1,100,000,000
Write-down of the carrying value of Oil and Gas properties, net of tax	541,000,000
Significant portion of reserve quantity	Greater than 25 percent
Gain (loss) recorded on divestitures	0	0	0
Gathering, transmission and processing facilities	6,995,000,000	5,955,000,000
Accumulated depreciation	47,398,000,000	40,867,000,000
Goodwill	1,369,000,000	1,289,000,000
Accounts payable	271,000,000	255,000,000
Net cost of third party gas	34,000,000	27,000,000	28,000,000
Maximum percentage of production available to contract partners	40.00%
Additional net tax expense related to foreign currency translation gains and losses	154,000,000	16,000,000	66,000,000
Other foreign currency gains and losses	(30,000,000)	24,000,000	4,000,000
Benefit of tax deductions in excess of recognized compensation cost	1,000,000	4,000,000	32,000,000
Gas Gathering Transmission And Processing Facilities [Member]
Summary of Significant Accounting Policies [Line Items]
Accumulated depreciation	2,100,000,000	1,900,000,000
NEW ZEALAND [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of operations		28,000,000
Chile [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of operations			60,000,000
Kenya [Member]
Summary of Significant Accounting Policies [Line Items]
Impairment of operations	75,000,000
Canada [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized internal costs	5,037,000,000	5,637,000,000
Impairment of operations		1,883,000,000
Write-down of the carrying value of Oil and Gas properties		920,000,000
Write-down of the carrying value of Oil and Gas properties, net of tax		1,400,000,000
Write down of oil and gas property Excluding the effect of cash flow hedge Before Tax		135,000,000
Write down of oil and gas property Excluding the effect of cash flow hedge Net of Tax		101,000,000
United States [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized internal costs	26,201,000,000	27,836,000,000
Impairment of operations	552,000,000
Write-down of the carrying value of Oil and Gas properties, net of tax	356,000,000
Goodwill	1,000,000,000	1,000,000,000
North Sea [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized internal costs	5,269,000,000	5,582,000,000
Impairment of operations	367,000,000
Write-down of the carrying value of Oil and Gas properties, net of tax	139,000,000
Argentina [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized internal costs	1,318,000,000	1,526,000,000
Write-down of the carrying value of Oil and Gas properties, net of tax	118,000,000
Canada, Dollars
Summary of Significant Accounting Policies [Line Items]
Goodwill	103,000,000	103,000,000
Egypt [Member]
Summary of Significant Accounting Policies [Line Items]
Capitalized internal costs	3,722,000,000	3,377,000,000
Goodwill	86,000,000	86,000,000
Mobil North Sea Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Goodwill	163,000,000	84,000,000
Apache Corporation [Member]
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	155,000,000		41,000,000	6,000,000
Capitalized internal costs	401,000,000	402,000,000	335,000,000
Goodwill	$ 173,000,000	$ 173,000,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest required for consolidation of investments	50.00%
Minimum [Member] | Gas Gathering Transmission And Processing Facilities [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives of gas gathering, transmission and processing facilities	3 years
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting interest required for consolidation of investments	50.00%
Maximum [Member] | Gas Gathering Transmission And Processing Facilities [Member]
Summary of Significant Accounting Policies [Line Items]
Useful lives of gas gathering, transmission and processing facilities	25 years